Shareholders' equity - Share capital, tabular (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 12, 2023	Dec. 31, 2023	Dec. 31, 2022
Number of common shares
Normal course issuer bid purchase of common shares (in shares)		(1,485,820)	(351,144)
Issuance of shares upon exercise of warrants (in shares)	1,800,000
Exercise price	$ 9.11
Balance at ending (in shares)		201,353,962
Share Capital
Balance at beginning		$ 1,318,479	$ 1,294,622
Additional shares issued from Treasury		491,111
Normal course issuer bid purchase of common shares		(20,700)	(4,127)
Exercise of stock options		442
Issuance of shares upon exercise of warrants		16,398
Normal course issuer bid purchase of common shares and ASPP		(28,713)
Balance at ending		$ 1,810,741	$ 1,318,479
Number of warrants exercised	1,800,000
Share Capital
Number of common shares
Balance at beginning (in shares)		155,685,593	156,036,737
Shares issued to Maverix shareholders (in shares)		45,097,390
Normal course issuer bid purchase of common shares (in shares)			(351,144)
Issuance of shares pursuant to the Maverix acquisition (in shares)		45,097,390
Exercise of stock options (in shares)		256,799
Issuance of shares upon exercise of warrants (in shares)		1,800,000
Normal course issuer bid purchase of common shares and ASPP (in shares)		(1,485,820)
Balance at ending (in shares)		201,353,962	155,685,593
Share Capital
Balance at beginning		$ 1,250,194	$ 1,253,013
Additional shares issued from Treasury		491,111
Normal course issuer bid purchase of common shares		(13,900)	(2,819)
Issuance of shares pursuant to the Maverix acquisition		491,111
Exercise of stock options		442
Issuance of shares upon exercise of warrants		24,336
Normal course issuer bid purchase of common shares and ASPP		(16,903)
Balance at ending		$ 1,749,180	$ 1,250,194